EATON VANCE MUTUAL FUNDS TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 333-145560) certifies (a) that the form of proxy statement/prospectus and statement of additional information dated October 5, 2007, do not differ materially from those contained in Post-Effective Amendment No. 1 (“Amendment No. 1”) to the Registrant’s Registration Statement on Form N-14, and (b) that Amendment No. 1 was filed electronically with the Commission (Accession No. 0000898432-07-000885) on October 5, 2007.

EATON VANCE MUTUAL FUNDS TRUST By: /s/ Maureen A. Gemma Maureen A. Gemma Assistant Secretary

Dated: October 9, 2007